VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—32.9%
Agency—8.9%
Federal National Mortgage Association
Pool #AN0777 2.750%, 11/1/21	$ 453	$ 453
Pool #AM2292 (1 month LIBOR + 0.350%, Cap 97.760%, Floor 0.350%) 0.433%, 1/1/23(1)	273	272
Pool #BL0422 (1 month LIBOR + 0.370%, Cap 98.890%, Floor 0.370%) 0.453%, 11/1/23(1)	318	318
Pool #AN4300 (1 month LIBOR + 0.560%, Cap 98.150%, Floor 0.560%) 0.643%, 1/1/24(1)	712	712
Pool #AN9445 3.480%, 7/1/25	394	398
FRESB Mortgage Trust
2015-SB7, A5 (1 month LIBOR + 0.700%) 0.783%, 9/25/35(1)	206	203
2016-SB16, A5H (1 month LIBOR + 0.700%) 0.791%, 5/25/36(1)	332	332
2016-SB23, A7H 2.200%, 9/25/36(1)	734	749
2018-SB50, A5H 3.000%, 4/25/38(1)	344	351
Small Business Administration Pool #510273 (PRIME minus 2.500%) 0.750%, 11/25/28(1)	1,072	1,091
		4,879

Non-Agency—24.0%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 0.806%, 3/15/37(1)(2)	1,000	997
BWAY Mortgage Trust 2013-1515, A1 144A 2.809%, 3/10/33(2)	1,174	1,215
BX Commercial Mortgage Trust 2018-BIOA, A (1 month LIBOR + 0.671%, Cap N/A, Floor 0.648%) 144A 0.755%, 3/15/37(1)(2)	1,000	1,000
Citigroup Commercial Mortgage Trust 2018-TBR, B (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.234%, 12/15/36(1)(2)	1,122	1,121
Cold Storage Trust 2020-ICE5, A (1 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 0.984%, 11/15/37(1)(2)	983	985
GS Mortgage Securities Corp. Trust 2021-RENT, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 0.784%, 11/21/35(1)(2)	1,000	1,001
Hawaii Hotel Trust 2019-MAUI, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.234%, 5/15/38(1)(2)	1,180	1,181
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6, ASB 3.144%, 5/15/45	164	164
KKR Industrial Portfolio Trust 2021-KDIP, A (1 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 144A 0.634%, 12/15/37(1)(2)	500	500
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	1,000	1,020
	Par Value	Value

Non-Agency—continued
MHC Commercial Mortgage Trust 2021-MHC, A (1 month LIBOR + 0.801%, Cap N/A, Floor 0.801%) 144A 0.885%, 4/15/38(1)(2)	$ 500	$ 500
STWD Trust 2021-FLWR, B (1 month LIBOR + 0.926%, Cap N/A, Floor 0.926%) 144A 1.010%, 7/15/36(1)(2)	1,000	999
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.234%, 2/15/40(1)(2)	1,072	1,079
WFRBS Commercial Mortgage Trust 2012-C8, AFL (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.084%, 8/15/45(1)(2)	1,503	1,503
		13,265

Total Mortgage-Backed Securities (Identified Cost $18,109)		18,144

Asset-Backed Securities—14.4%
Credit Card—4.5%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 0.676%, 5/15/28(1)	1,253	1,244
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.854%, 5/14/29(1)	1,100	1,123
Trillium Credit Card Trust II 2020-1A, B 144A 2.331%, 12/26/24(2)	120	121
		2,488

Other—4.7%
DB Master Finance LLC 2019-1A, A2I 144A 3.787%, 5/20/49(2)	980	984
Domino’s Pizza Master Issuer LLC 2018-1A, A2I 144A 4.116%, 7/25/48(2)	486	503
Wendy’s Funding LLC 2018-1A, A2II 144A 3.884%, 3/15/48(2)	1,036	1,095
		2,582

Student Loan—5.2%
Goal Capital Funding Trust 2010-1, A (3 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 0.829%, 8/25/48(1)(2)	1,019	1,020
SLM Student Loan Trust
2005-4, A3 (3 month LIBOR + 0.120%) 0.245%, 1/25/27(1)	575	574
2005-7, A4 (3 month LIBOR + 0.150%) 0.275%, 10/25/29(1)	894	891
2005-8, A4 (3 month LIBOR + 0.550%) 0.675%, 1/25/28(1)	30	30
See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Student Loan—continued
Student Loan Consolidation Center Student Loan Trust I 2011-1, A (1 month LIBOR + 1.220%, Cap N/A, Floor 1.220%) 144A 1.306%, 10/25/27(1)(2)	$ 391	$ 392
		2,907

Total Asset-Backed Securities (Identified Cost $7,929)		7,977

Corporate Bonds and Notes—46.7%
Communication Services—2.4%
AT&T, Inc. (SOFR + 0.640%) 0.690%, 3/25/24(1)	1,347	1,350
Consumer Discretionary—2.0%
Eaton Corp. 2.750%, 11/2/22	494	507
Hyatt Hotels Corp. 1.800%, 10/1/24	364	365
Ralph Lauren Corp. 1.700%, 6/15/22	228	230
		1,102

Consumer Staples—2.0%
7-Eleven, Inc. 144A 0.800%, 2/10/24(2)	1,090	1,090
Energy—5.5%
HollyFrontier Corp. 2.625%, 10/1/23	1,058	1,092
Marathon Petroleum Corp. 4.500%, 5/1/23	775	819
Pioneer Natural Resources Co. 0.750%, 1/15/24	1,100	1,099
		3,010

Financials—19.2%
Barclays plc 1.007%, 12/10/24	1,050	1,055
Caterpillar Financial Services Corp. (SOFR + 0.270%) 0.323%, 9/13/24(1)	1,000	1,003
Citigroup, Inc. (3 month LIBOR + 1.070%) 1.185%, 12/8/21(1)	450	450
Credit Suisse AG
0.495%, 2/2/24	735	732
(SOFR + 0.450%) 0.500%, 2/4/22(1)	535	536
General Motors Financial Co., Inc. 1.700%, 8/18/23	1,610	1,640
Goldman Sachs Group, Inc. (The) (SOFR + 0.500%) 0.553%, 9/10/24(1)	1,220	1,222
Hyundai Capital America 144A 0.875%, 6/14/24(2)	829	825
Morgan Stanley 0.791%, 1/22/25	880	880
PNC Bank NA (3 month LIBOR + 0.430%) 0.546%, 12/9/22(1)	750	750
	Par Value	Value

Financials—continued
United Airlines Pass-Through-Trust 2020-1, B 4.875%, 1/15/26	$ 995	$ 1,054
Wells Fargo & Co. 1.654%, 6/2/24	457	466
		10,613

Health Care—1.5%
AbbVie, Inc. (3 month LIBOR + 0.460%) 0.587%, 11/19/21(1)(3)	800	801
Industrials—4.9%
Boeing Co. (The) 4.508%, 5/1/23	1,540	1,627
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(2)	1,034	1,080
		2,707

Information Technology—3.6%
Skyworks Solutions, Inc. 0.900%, 6/1/23	973	975
VMware, Inc. 0.600%, 8/15/23	1,000	1,001
		1,976

Materials—2.8%
Avery Dennison Corp. 0.850%, 8/15/24	553	553
Martin Marietta Materials, Inc. 0.650%, 7/15/23	325	326
Newmont Corp. 3.500%, 3/15/22	685	689
		1,568

Utilities—2.8%
Pacific Gas and Electric Co. 1.750%, 6/16/22	827	825
Southern Co. (The) 2.950%, 7/1/23	700	727
		1,552

Total Corporate Bonds and Notes (Identified Cost $25,627)		25,769

Total Long-Term Investments—94.0% (Identified Cost $51,665)		51,890

See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value
Short-Term Investment—5.9%
Money Market Mutual Fund—5.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	3,287,901	$ 3,288
Total Short-Term Investment (Identified Cost $3,288)		3,288

Securities Lending Collateral—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)(5)	807,520	808
Total Securities Lending Collateral (Identified Cost $808)		808

TOTAL INVESTMENTS—101.4% (Identified Cost $55,761)		$55,986
Other assets and liabilities, net—(1.4)%		(772)
NET ASSETS—100.0%		$55,214

Abbreviations:
DB	Deutsche Bank AG
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
NA	National Association
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $20,211 or 36.6% of net assets.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
Cayman Islands	2
Switzerland	2
United Kingdom	2
Canada	0
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$7,977	$—	$7,977
Corporate Bonds and Notes	25,769	—	25,769
Mortgage-Backed Securities	18,144	—	18,144
Equity Securities:
Unknown Security Type	1	—	—
Securities Lending Collateral	808	808	—
Money Market Mutual Fund	3,288	3,288	—
Total Investments	$55,987	$4,096	$51,890
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX ULTRA-SHORT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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